UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06569
Ivy Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Delaware Ivy Multi-Asset Income Fund
Class A: IMAAX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.00%
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class A) returned 17.33% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period October 1, 2015 (Class A's inception), through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class A) – including sales charge	10.53%	3.49%	4.50%
Delaware Ivy Multi-Asset Income Fund (Class A) – excluding sales charge	17.33%	4.73%	5.19%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index. Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Material Fund changes
For the fiscal year ended September 30, 2024, the Fund’s total annual operating expenses for Class A decreased from 1.06% to 1.00%. In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3972658)

Delaware Ivy Multi-Asset Income Fund
Class C: IMACX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.75%
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class C) returned 16.38% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 1, 2015 (Class C's inception), through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class C) – including sales charge	15.38%	3.92%	4.49%
Delaware Ivy Multi-Asset Income Fund (Class C) – excluding sales charge	16.38%	3.92%	4.49%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index. Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Material Fund changes
For the fiscal year ended September 30, 2024, the Fund’s total annual operating expenses for Class C decreased from 1.82% to 1.75%. In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3972658)

Delaware Ivy Multi-Asset Income Fund
Class I: IMAIX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.75%
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class I) returned 17.57% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 1, 2015 (Class I's inception), through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class I) – including sales charge	17.57%	5.11%	5.57%
Delaware Ivy Multi-Asset Income Fund (Class I) – excluding sales charge	17.57%	5.11%	5.57%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index. Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Material Fund changes
Effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3972658)

Delaware Ivy Multi-Asset Income Fund
Class R6: IMURX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.67%
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class R6) returned 17.65% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 1, 2015 (Class R6's inception), through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class R6) – including sales charge	17.65%	5.12%	5.62%
Delaware Ivy Multi-Asset Income Fund (Class R6) – excluding sales charge	17.65%	5.12%	5.62%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index. Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.63% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.75% to 0.67%. In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3972658)

Delaware Ivy Multi-Asset Income Fund
Class Y: IMAYX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$109	1.00%
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class Y) returned 17.32% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 1, 2015 (Class Y's inception), through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class Y) – including sales charge	17.32%	4.75%	5.23%
Delaware Ivy Multi-Asset Income Fund (Class Y) – excluding sales charge	17.32%	4.75%	5.23%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index. Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Material Fund changes
For the fiscal year ended September 30, 2024, the Fund’s total annual operating expenses for Class Y decreased from 1.06% to 1.00%. In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3972658)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,500 for 2024 and $223,864 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,828 for 2024 and $36,942 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits.

Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Alternative / specialty mutual fund
Delaware Ivy Multi-Asset Income Fund
Financial statements and other information
For the year ended September 30, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Delaware Ivy Multi-Asset Income Fund	September 30, 2024
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 3.92%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	50,042	$ 46,012
2.50% 8/1/36	44,280	41,566
3.00% 11/1/33	13,203	12,819

Fannie Mae S.F. 20 yr 4.00% 9/1/42	53,448	52,517
Fannie Mae S.F. 30 yr
2.00% 3/1/51	122,798	101,710
2.00% 9/1/51	40,430	33,511
2.50% 2/1/52	48,777	42,556
3.00% 1/1/50	250,595	228,980
3.00% 6/1/52	51,167	46,249
3.50% 6/1/51	242,263	227,196
3.50% 6/1/52	139,838	130,312
4.00% 5/1/51	40,621	39,511
4.50% 1/1/50	109,973	111,231
4.50% 10/1/52	285,896	281,168
4.50% 2/1/53	22,905	22,526
5.50% 8/1/52	114,715	116,534
5.50% 11/1/52	223,971	228,738
6.00% 5/1/53	21,783	22,463
6.00% 6/1/53	92,571	94,790
6.00% 9/1/53	31,632	32,335
Freddie Mac S.F. 20 yr
2.00% 8/1/42	116,378	101,458
2.50% 3/1/42	47,582	42,675
2.50% 9/1/42	32,710	29,379
3.00% 5/1/40	242,696	229,294
Freddie Mac S.F. 30 yr
2.00% 3/1/52	154,996	128,318
2.50% 7/1/50	309,873	270,897
4.00% 8/1/52	95,797	92,490
4.00% 9/1/52	41,518	39,935
4.50% 10/1/52	36,999	36,371
5.00% 7/1/52	29,538	30,110
5.00% 9/1/52	136,897	138,862
5.00% 6/1/53	105,044	105,042
5.50% 9/1/52	27,473	28,213
5.50% 10/1/52	39,587	40,109

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 6/1/53	9,011	$ 9,119
Total Agency Mortgage-Backed Securities (cost $3,296,680)		3,234,996

Convertible Bond — 1.26%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	383,301	1,036,225
Total Convertible Bond (cost $376,334)		1,036,225

Corporate Bonds — 29.81%
Banking — 2.23%
Bank of America
5.819% 9/15/29 μ	15,000	15,790
6.204% 11/10/28 μ	95,000	100,301

Bank of Montreal 7.70% 5/26/84 μ	200,000	211,556
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	40,000	39,788
Barclays 9.625% 12/15/29 μ, ψ	200,000	225,683
Citigroup
5.61% 9/29/26 μ	25,000	25,225
7.00% 8/15/34 μ, ψ	20,000	21,452

Deutsche Bank 6.00% 10/30/25 μ, ψ	200,000	196,044
Fifth Third Bancorp 6.361% 10/27/28 μ	43,000	45,303
Goldman Sachs Group
5.727% 4/25/30 μ	30,000	31,535
5.851% 4/25/35 μ	35,000	37,622
6.125% 11/10/34 μ, ψ	25,000	25,171
6.484% 10/24/29 μ	30,000	32,312
JPMorgan Chase & Co.
5.012% 1/23/30 μ	170,000	174,390
5.571% 4/22/28 μ	40,000	41,248
6.254% 10/23/34 μ	27,000	30,040

KeyBank 5.85% 11/15/27	30,000	31,114
Morgan Stanley
5.831% 4/19/35 μ	50,000	53,727
6.296% 10/18/28 μ	33,000	34,896
6.407% 11/1/29 μ	70,000	75,238
6.627% 11/1/34 μ	55,000	62,234

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
5.676% 1/22/35 μ	35,000	$ 37,120
6.875% 10/20/34 μ	35,000	40,091

Regions Financial 5.502% 9/6/35 μ	30,000	30,541
State Street 4.993% 3/18/27	45,000	46,070
SVB Financial Group 4.57% 4/29/33 ‡	74,000	43,359
US Bancorp
4.653% 2/1/29 μ	56,000	56,555
5.384% 1/23/30 μ	15,000	15,581
5.678% 1/23/35 μ	35,000	37,115
6.787% 10/26/27 μ	25,000	26,257
		1,843,358
Basic Industry — 1.56%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	165,000	167,020
FMG Resources August 2006 144A 5.875% 4/15/30 #	285,000	288,934
Freeport-McMoRan 5.45% 3/15/43	90,000	90,474
LYB International Finance III
3.625% 4/1/51	40,000	29,839
5.50% 3/1/34	100,000	104,087

NOVA Chemicals 144A 8.50% 11/15/28 #	35,000	37,404
Novelis 144A 4.75% 1/30/30 #	295,000	286,259
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	213,702
Sherwin-Williams 3.30% 5/15/50	90,000	66,319
		1,284,038
Brokerage — 0.18%
Focus Financial Partners 144A 6.75% 9/15/31 #	106,000	107,081
Jefferies Financial Group 5.875% 7/21/28	36,000	37,565
		144,646
Capital Goods — 3.04%
Amphenol
2.20% 9/15/31	15,000	12,971
5.05% 4/5/27	20,000	20,478
5.25% 4/5/34	10,000	10,452

Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	150,000	137,445
Boeing 144A 6.858% 5/1/54 #	50,000	54,917
Bombardier
144A 7.25% 7/1/31 #	60,000	63,506
144A 8.75% 11/15/30 #	55,000	60,463

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	115,000	116,891

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

CP Atlas Buyer 144A 7.00% 12/1/28 #	135,000	$ 125,130
Esab 144A 6.25% 4/15/29 #	125,000	128,538
GFL Environmental 144A 6.75% 1/15/31 #	90,000	94,507
Manitowoc 144A 9.25% 10/1/31 #	55,000	56,444
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	175,000	181,025
144A 9.25% 4/15/27 #	65,000	66,710

Northrop Grumman 5.20% 6/1/54	65,000	66,248
Resideo Funding 144A 6.50% 7/15/32 #	98,000	100,721
Sealed Air
144A 5.00% 4/15/29 #	90,000	88,729
144A 6.50% 7/15/32 #	45,000	46,520

Standard Building Solutions 144A 6.50% 8/15/32 #	115,000	119,174
Standard Industries
144A 3.375% 1/15/31 #	90,000	80,256
144A 4.375% 7/15/30 #	30,000	28,417
144A 4.75% 1/15/28 #	28,000	27,450

Teledyne Technologies 2.25% 4/1/28	25,000	23,352
Terex 144A 6.25% 10/15/32 #	100,000	100,000
TransDigm
144A 6.625% 3/1/32 #	55,000	57,343
144A 6.875% 12/15/30 #	170,000	178,180

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	492,000	71,340
White Cap Buyer 144A 6.875% 10/15/28 #	245,000	247,499
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	143,000	143,223
		2,507,929
Communications — 5.60%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	116,000	110,227
AMC Networks 4.25% 2/15/29	165,000	119,486
American Tower
2.30% 9/15/31	30,000	25,829
5.20% 2/15/29	75,000	77,487
5.45% 2/15/34	40,000	41,836

AT&T 3.50% 9/15/53	35,000	25,734
CCO Holdings
144A 4.50% 8/15/30 #	336,000	304,822
144A 5.375% 6/1/29 #	175,000	168,784

Charter Communications Operating 3.85% 4/1/61	55,000	33,760
CMG Media 144A 8.875% 12/15/27 #	230,000	136,275

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Connect Finco
144A 6.75% 10/1/26 #		200,000	$ 200,000
144A 9.00% 9/15/29 #		200,000	193,797
Consolidated Communications
144A 5.00% 10/1/28 #		2,000	1,843
144A 6.50% 10/1/28 #		350,000	331,347

CSC Holdings 144A 4.50% 11/15/31 #		200,000	145,763
Cumulus Media New Holdings 144A 8.00% 7/1/29 #		399,000	160,720
Directv Financing 144A 5.875% 8/15/27 #		113,000	111,027
Frontier Communications Holdings
5.875% 11/1/29		60,847	60,460
144A 6.00% 1/15/30 #		225,000	224,817
144A 6.75% 5/1/29 #		99,000	99,769
Gray Television
144A 4.75% 10/15/30 #		15,000	9,556
144A 5.375% 11/15/31 #		340,000	212,895

Iliad Holding 144A 8.50% 4/15/31 #		200,000	215,295
Matterhorn Telecom 3.125% 9/15/26 ■	EUR	69,000	76,042
McGraw-Hill Education 144A 7.375% 9/1/31 #		81,000	84,107
Meta Platforms
4.30% 8/15/29		20,000	20,313
4.55% 8/15/31		10,000	10,227
4.75% 8/15/34		20,000	20,422
5.40% 8/15/54		20,000	20,969

Midcontinent Communications 144A 8.00% 8/15/32 #		110,000	112,097
Netflix 4.90% 8/15/34		70,000	72,432
Rogers Communications
5.00% 2/15/29		60,000	61,247
5.30% 2/15/34		65,000	66,153

Sable International Finance 144A 5.75% 9/7/27 #		240,000	239,615
Sirius XM Radio 144A 4.125% 7/1/30 #		240,000	217,817
Sprint Capital 6.875% 11/15/28		30,000	32,778
Stagwell Global 144A 5.625% 8/15/29 #		120,000	116,111
T-Mobile USA
5.25% 6/15/55		45,000	44,814
5.75% 1/15/34		75,000	80,572

Univision Communications 144A 7.375% 6/30/30 #		75,000	72,648
Verizon Communications 2.875% 11/20/50		35,000	23,760
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		265,000	236,150
			4,619,803

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 4.64%
Arches Buyer 144A 6.125% 12/1/28 #	74,000	$ 63,426
Asbury Automotive Group
144A 4.625% 11/15/29 #	3,000	2,863
4.75% 3/1/30	170,830	163,645

Bath & Body Works 6.875% 11/1/35	270,000	281,642
Boyd Gaming 144A 4.75% 6/15/31 #	140,000	133,773
Caesars Entertainment
144A 6.50% 2/15/32 #	85,000	87,978
144A 7.00% 2/15/30 #	275,000	287,480
Carnival
144A 5.75% 3/1/27 #	71,000	71,950
144A 6.00% 5/1/29 #	335,000	339,631
Carvana
PIK 144A 13.00% 6/1/30 #, >>	42,600	46,358
PIK 144A 14.00% 6/1/31 #, >>	37,450	44,145

Dana 4.50% 2/15/32	90,000	79,874
Garrett Motion Holdings 144A 7.75% 5/31/32 #	163,000	166,937
General Motors
5.40% 4/1/48	12,000	11,041
5.95% 4/1/49	14,000	13,888
General Motors Financial
5.60% 6/18/31	15,000	15,410
5.95% 4/4/34	63,000	65,226
Home Depot
4.85% 6/25/31	10,000	10,369
4.875% 6/25/27	15,000	15,393
4.95% 6/25/34	45,000	46,801

Hyundai Capital America 144A 5.275% 6/24/27 #	20,000	20,455
Light & Wonder International 144A 7.25% 11/15/29 #	100,000	103,536
Murphy Oil USA 4.75% 9/15/29	45,000	43,780
PetSmart 144A 7.75% 2/15/29 #	340,000	335,968
Phinia 144A 6.625% 10/15/32 #	51,000	51,458
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	211,000	213,807
S&S Holdings 144A 8.375% 10/1/31 #	75,000	75,570
Scientific Games Holdings 144A 6.625% 3/1/30 #	300,000	297,927
Six Flags Entertainment 144A 6.625% 5/1/32 #	120,000	124,358
Staples 144A 10.75% 9/1/29 #	120,000	116,586
Uber Technologies 5.35% 9/15/54	20,000	19,848
VICI Properties 4.95% 2/15/30	75,000	75,506
Victra Holdings 144A 8.75% 9/15/29 #	125,000	131,356
Wand NewCo 3 144A 7.625% 1/30/32 #	115,000	121,232

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

ZF North America Capital 144A 6.75% 4/23/30 #	150,000	$ 151,378
		3,830,595
Consumer Non-Cyclical — 1.55%
AbbVie 5.35% 3/15/44	10,000	10,557
Bunge Limited Finance 4.20% 9/17/29	65,000	64,853
CHS 144A 5.25% 5/15/30 #	210,000	193,436
DaVita
144A 3.75% 2/15/31 #	115,000	103,826
144A 4.625% 6/1/30 #	70,000	66,783
Fiesta Purchaser
144A 7.875% 3/1/31 #	52,000	55,218
144A 9.625% 9/15/32 #	80,000	83,011
HCA
5.45% 4/1/31	30,000	31,267
6.00% 4/1/54	85,000	89,874

Legacy LifePoint Health 144A 4.375% 2/15/27 #	95,000	93,244
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	239,000	232,707
Royalty Pharma 3.35% 9/2/51	175,000	121,063
Surgery Center Holdings 144A 7.25% 4/15/32 #	130,000	135,853
		1,281,692
Electric — 1.66%
Berkshire Hathaway Energy 2.85% 5/15/51	35,000	23,712
Calpine
144A 5.00% 2/1/31 #	60,000	58,146
144A 5.125% 3/15/28 #	55,000	54,275

Constellation Energy Generation 5.75% 3/15/54	45,000	47,656
Dominion Energy 6.875% 2/1/55 μ	35,000	37,181
DTE Energy 5.10% 3/1/29	45,000	46,357
Duke Energy 6.45% 9/1/54 μ	20,000	20,816
Duke Energy Carolinas 4.95% 1/15/33	110,000	113,456
Lightning Power 144A 7.25% 8/15/32 #	135,000	142,074
NextEra Energy Capital Holdings
5.55% 3/15/54	60,000	62,744
5.749% 9/1/25	20,000	20,208
Oglethorpe Power
3.75% 8/1/50	35,000	26,997
6.20% 12/1/53	10,000	10,957
Pacific Gas & Electric
3.30% 8/1/40	40,000	31,089
4.95% 7/1/50	95,000	86,450

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
PacifiCorp
5.10% 2/15/29	10,000	$ 10,336
5.80% 1/15/55	5,000	5,251

Southern California Edison 5.20% 6/1/34	105,000	108,902
Vistra 144A 7.00% 12/15/26 #, μ, ψ	380,000	388,228
Vistra Operations 144A 6.95% 10/15/33 #	65,000	73,333
		1,368,168
Energy — 4.30%
Archrock Partners 144A 6.625% 9/1/32 #	105,000	107,751
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	120,000	118,647
BP Capital Markets America 5.227% 11/17/34	25,000	26,038
Cheniere Energy Partners
4.50% 10/1/29	95,000	93,760
144A 5.75% 8/15/34 #	21,000	21,893

Civitas Resources 144A 8.625% 11/1/30 #	130,000	137,842
Diamondback Energy
5.40% 4/18/34	88,000	89,875
5.75% 4/18/54	79,000	79,662

Enbridge 5.75% 7/15/80 μ	15,000	14,745
Energy Transfer
5.75% 2/15/33	135,000	141,299
5.95% 5/15/54	60,000	61,455
Enterprise Products Operating
4.95% 2/15/35	30,000	30,478
5.55% 2/16/55	25,000	25,844
Genesis Energy
7.75% 2/1/28	95,000	96,265
7.875% 5/15/32	30,000	30,568

Gulfport Energy Operating 144A 6.75% 9/1/29 #	110,000	111,424
Hilcorp Energy I
144A 6.00% 2/1/31 #	25,000	24,362
144A 6.25% 4/15/32 #	250,000	243,545
Kinder Morgan
5.00% 2/1/29	15,000	15,327
5.20% 6/1/33	25,000	25,318

Matador Resources 144A 6.25% 4/15/33 #	75,000	73,930
Murphy Oil 6.00% 10/1/32	40,000	39,496

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Nabors Industries
144A 8.875% 8/15/31 #	45,000	$ 42,847
144A 9.125% 1/31/30 #	90,000	92,896

NGL Energy Operating 144A 8.375% 2/15/32 #	125,000	128,913
Noble Finance II 144A 8.00% 4/15/30 #	85,000	87,767
NuStar Logistics 6.00% 6/1/26	146,000	146,982
Occidental Petroleum
5.375% 1/1/32	20,000	20,291
5.55% 10/1/34	15,000	15,239
6.05% 10/1/54	15,000	15,241
6.125% 1/1/31	48,000	50,684

ONEOK 5.65% 11/1/28	20,000	20,914
SM Energy
144A 6.75% 8/1/29 #	40,000	40,197
144A 7.00% 8/1/32 #	49,000	49,223

Sunoco 144A 7.25% 5/1/32 #	70,000	74,259
Targa Resources Partners 5.00% 1/15/28	20,000	20,011
Transocean
144A 8.00% 2/1/27 #	168,000	168,029
144A 8.50% 5/15/31 #	120,000	119,315
USA Compression Partners
6.875% 9/1/27	140,000	141,294
144A 7.125% 3/15/29 #	20,000	20,615
Venture Global LNG
144A 7.00% 1/15/30 #	115,000	117,572
144A 8.375% 6/1/31 #	175,000	184,906

Vital Energy 144A 7.875% 4/15/32 #	155,000	150,265
Weatherford International 144A 8.625% 4/30/30 #	225,000	234,618
		3,551,602
Finance Companies — 1.05%
AerCap Holdings 5.875% 10/10/79 μ	225,000	225,136
AerCap Ireland Capital DAC 3.65% 7/21/27	150,000	147,158
Air Lease 4.65% 6/15/26 μ, ψ	130,000	127,048
Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	30,000	30,919
Aviation Capital Group
144A 3.50% 11/1/27 #	105,000	101,334
144A 5.375% 7/15/29 #	35,000	35,770

Blue Owl Credit Income 144A 5.80% 3/15/30 #	70,000	69,356

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	120,000	$ 126,072
		862,793
Industrials — 0.07%
Arcosa 144A 6.875% 8/15/32 #	55,000	57,607
		57,607
Insurance — 2.14%
Aon 2.90% 8/23/51	25,000	16,631
Aon North America
5.30% 3/1/31	45,000	46,970
5.75% 3/1/54	10,000	10,602

Ardonagh Finco 144A 7.75% 2/15/31 #	200,000	206,916
Athene Global Funding 144A 1.985% 8/19/28 #	30,000	27,255
Elevance Health 5.15% 6/15/29	50,000	51,895
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	207,708
144A 8.125% 2/15/32 #	200,000	205,767
HUB International
144A 5.625% 12/1/29 #	130,000	127,615
144A 7.375% 1/31/32 #	120,000	123,986
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	205,000	219,509
144A 10.50% 12/15/30 #	102,000	111,011

New York Life Global Funding 144A 5.45% 9/18/26 #	60,000	61,701
Panther Escrow Issuer 144A 7.125% 6/1/31 #	125,000	131,212
UnitedHealth Group
4.90% 4/15/31	40,000	41,392
5.375% 4/15/54	35,000	36,412
5.50% 7/15/44	40,000	42,357

USI 144A 7.50% 1/15/32 #	90,000	93,348
		1,762,287
Natural Gas — 0.08%
Sempra 6.40% 10/1/54 μ	65,000	65,285
		65,285
Real Estate Investment Trusts — 0.09%
Extra Space Storage 5.40% 2/1/34	75,000	77,510
		77,510

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology — 1.39%
Amentum Escrow 144A 7.25% 8/1/32 #	40,000	$ 41,782
Block 144A 6.50% 5/15/32 #	90,000	93,831
Broadcom
5.05% 7/12/29	30,000	30,914
5.15% 11/15/31	20,000	20,764

CDW 3.276% 12/1/28	45,000	42,653
Cloud Software Group 144A 6.50% 3/31/29 #	205,000	204,141
Entegris 144A 4.75% 4/15/29 #	75,000	73,976
NCR Voyix 144A 5.00% 10/1/28 #	78,000	76,624
Oracle
3.60% 4/1/50	77,000	58,671
4.20% 9/27/29	20,000	19,973
4.65% 5/6/30	70,000	71,415
5.375% 9/27/54	20,000	20,003

Roper Technologies 4.90% 10/15/34	30,000	30,222
Seagate HDD Cayman
5.75% 12/1/34	88,000	88,779
8.25% 12/15/29	80,000	86,918

UKG 144A 6.875% 2/1/31 #	145,000	149,934
Zebra Technologies 144A 6.50% 6/1/32 #	35,000	36,570
		1,147,170
Transportation — 0.23%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	30,000	29,797
Burlington Northern Santa Fe 2.875% 6/15/52	25,000	17,265
ERAC USA Finance 144A 4.90% 5/1/33 #	15,000	15,298
Genesee & Wyoming 144A 6.25% 4/15/32 #	125,000	128,700
		191,060
Total Corporate Bonds (cost $24,493,529)		24,595,543

Non-Agency Commercial Mortgage-Backed Securities — 1.11%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	91,696
Series 2020-BN26 A4 2.403% 3/15/63	220,000	196,274
Series 2021-BN32 A5 2.643% 4/15/54	250,000	223,011
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	195,877

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B33 A5 3.458% 3/15/55	225,000	$ 207,673
Total Non-Agency Commercial Mortgage-Backed Securities (cost $908,770)		914,531

Loan Agreements — 0.37%
Basic Industry — 0.23%
Foresight Energy Operating Tranche A 12.704% (SOFR03M + 8.10%) 6/30/27 •	207,710	192,132
		192,132
Communications — 0.14%
MLN US HoldCo
1st Lien 12.079% (SOFR03M + 6.80%) 10/18/27 •	871,481	91,505
Tranche B 14.629% (SOFR03M + 9.25%) 10/18/27 •	376,000	26,320
		117,825
Total Loan Agreements (cost $1,383,878)		309,957

US Treasury Obligations — 0.08%
US Treasury Bond 4.25% 8/15/54	25,000	25,531
US Treasury Note 3.875% 8/15/34	40,000	40,285
Total US Treasury Obligations (cost $65,739)		65,816
	Number of shares
Common Stocks — 53.38%
Basic Industry — 0.54%
Foresight Energy =, †	31,163	447,191
Westmoreland Coal =, †, π	146	254
		447,445
Capital Goods — 0.55%
Otis Worldwide	4,356	452,763
		452,763
Consumer Cyclical — 0.09%
True Religion Apparel =, †, π	2	75,686
		75,686

	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary — 4.37%
adidas	997	$ 264,024
Amadeus IT Group	8,991	649,741
H & M Hennes & Mauritz Class B	20,720	352,547
Kering	832	237,879
LVMH Moet Hennessy Louis Vuitton	688	527,286
NIKE Class B	2,814	248,758
Sodexo	5,420	444,351
Studio City International Holdings †, π	60,131	450,982
Studio City International Holdings ADR †	28,486	213,645
Swatch Group	1,009	216,082
		3,605,295
Consumer Non-Cyclical — 5.04%
Anheuser-Busch InBev	7,797	515,373
Clorox	1,465	238,663
Henry Schein †	6,957	507,165
Ingredion	2,188	300,697
Lamb Weston Holdings	7,397	478,882
Merck & Co.	3,224	366,118
Pfizer	16,748	484,687
Roche Holding	1,740	556,323
Unilever	11,026	713,327
		4,161,235
Consumer Staples — 5.02%
Bunge Global	2,225	215,024
Danone	6,856	498,659
Diageo	22,412	779,956
Essity Class B	7,047	219,892
Estee Lauder Class A	6,006	598,738
Kao	6,600	326,453
Koninklijke Ahold Delhaize	22,537	778,452
Nestle	7,183	721,058
		4,138,232
Energy — 3.54%
ARC Resources	4,244	71,735
Chesapeake Energy	2,245	184,651
Chord Energy	1,521	198,080
Enbridge	9,119	370,437
Granite Ridge Resources	20,817	123,653
Kimbell Royalty Partners	27,945	449,635
Parex Resources	7,949	70,530

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Permian Resources	14,963	$ 203,646
Schlumberger	8,947	375,327
Shell	14,362	465,631
Tourmaline Oil	3,399	157,855
Unit	5,187	163,650
Valero Energy	646	87,229
		2,922,059
Financial Services — 1.32%
New Cotai =, †, π	318,315	344,216
Visa Class A	2,713	745,939
		1,090,155
Healthcare — 2.08%
Novo Nordisk Class B	2,551	299,726
Smith & Nephew	45,598	705,943
Welltower	5,540	709,286
		1,714,955
Industrials — 6.65%
Athens International Airport	43,042	366,241
Atlas Arteria	114,191	386,046
Catena	1,130	64,534
CCR	157,606	354,402
DSV	2,041	421,364
Enav 144A #	85,176	377,738
Intertek Group	6,020	415,299
Knorr-Bremse	4,594	408,338
Kone Class B	5,479	327,513
Makita	9,600	323,351
Pluxee †	8,159	171,998
Sacyr	104,718	378,609
Securitas Class B	52,299	663,789
Sunrun †	5,732	103,520
Transurban Group	40,890	371,176
Vinci	3,058	357,251
		5,491,169
Materials — 6.21%
Air Liquide	3,132	604,051
Air Products and Chemicals	319	94,979
Alcoa	7,126	274,921
Anglo American	17,148	556,873

	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
CF Industries Holdings	3,561	$ 305,534
Corteva	2,965	174,312
CRH	4,909	447,471
Endeavour Mining	11,339	268,478
ERO Copper †	10,988	244,629
Hudbay Minerals	30,337	278,797
International Paper	2,986	145,866
Metallus †	6,481	96,113
Newmont	10,859	580,414
Nutrien	6,638	319,022
Steel Dynamics	970	122,298
Sylvamo	1,891	162,342
West Fraser Timber	1,525	148,582
Wheaton Precious Metals	4,843	295,811
		5,120,493
Real Estate — 0.46%
Crown Castle	3,199	379,497
		379,497
Real Estate Operating Companies/Developer — 0.41%
Lendlease	8,710	42,754
Mitsubishi Estate	10,700	168,140
Sumitomo Realty & Development	3,800	127,068
		337,962
REIT Diversified — 1.57%
Charter Hall Group	9,930	109,636
DigitalBridge Group	6,690	94,530
Fastighets Balder Class B †	4,200	36,897
Inmobiliaria Colonial Socimi	5,730	39,737
Land Securities Group	5,290	46,042
Lifestyle Communities	4,570	26,634
LondonMetric Property	26,240	71,847
Mapletree Logistics Trust	16,800	19,084
Merlin Properties Socimi	10,670	135,045
Nomura Real Estate Master Fund	110	109,368
Shaftesbury Capital	11,041	21,728
Stockland	22,210	80,460
Sun Hung Kai Properties	10,500	115,551
VICI Properties	11,660	388,395
		1,294,954

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Healthcare — 0.48%
Alexandria Real Estate Equities	1,990	$ 236,312
American Healthcare REIT	6,270	163,647
		399,959
REIT Industrial — 1.33%
First Industrial Realty Trust	2,760	154,505
Goodman Group	11,840	302,785
Mitsubishi Estate Logistics REIT Investment	17	43,646
Nippon Prologis REIT	55	94,214
Prologis	3,060	386,417
Segro	4,250	49,661
Warehouses De Pauw CVA	2,380	63,424
		1,094,652
REIT Information Technology — 1.41%
American Tower	340	79,070
Digital Realty Trust	1,500	242,745
Equinix	820	727,857
Keppel REIT	68,100	114,979
		1,164,651
REIT Lodging — 0.23%
Hoshino Resorts REIT	13	44,366
Hyatt Hotels Class A	150	22,830
Ryman Hospitality Properties	540	57,910
Sunstone Hotel Investors	5,880	60,681
		185,787
REIT Mall — 0.17%
Simon Property Group	810	136,906
		136,906
REIT Manufactured Housing — 0.19%
Sun Communities	1,180	159,477
		159,477
REIT Multifamily — 1.32%
Advance Residence Investment	30	70,238
AvalonBay Communities	1,240	279,310
Equity Residential	3,110	231,571
Essex Property Trust	600	177,252
InterRent Real Estate Investment Trust	4,500	42,257
LEG Immobilien	1,260	131,533
UNITE Group	6,640	83,447

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
Vonovia	1,930	$ 70,316
		1,085,924
REIT Office — 0.39%
Derwent London	790	25,369
Gecina	450	51,795
Kilroy Realty	3,150	121,905
Nippon Building Fund	100	91,703
Wihlborgs Fastigheter	2,840	32,774
		323,546
REIT Retail — 0.26%
Frasers Centrepoint Trust	50,700	90,729
Link REIT	25,123	126,846
		217,575
REIT Self-Storage — 0.57%
Big Yellow Group	4,430	75,100
National Storage REIT	27,890	49,168
Public Storage	940	342,038
		466,306
REIT Shopping Center — 0.68%
Agree Realty	3,490	262,902
Federal Realty Investment Trust	830	95,425
Kite Realty Group Trust	7,780	206,637
		564,964
REIT Single Tenant — 0.11%
Realty Income	1,430	90,691
		90,691
REIT Specialty — 0.50%
CBRE Group Class A †	360	44,813
Corp Inmobiliaria Vesta ADR	1,920	51,725
Essential Properties Realty Trust	2,150	73,422
Invitation Homes	6,830	240,826
		410,786
Technology — 2.23%
Accenture Class A	1,143	404,028
Cellnex Telecom 144A #	12,243	496,479
Helios Towers †	27,852	42,673
NEXTDC †	10,040	121,470

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
SAP	3,415	$ 777,008
		1,841,658
Utilities — 5.66%
APA Group	39,116	209,853
EDP Renovaveis	21,439	374,916
Enel	47,842	382,107
Essential Utilities	9,583	369,616
National Grid	26,607	366,394
Orsted 144A #, †	5,633	374,493
Pennon Group	44,775	354,383
Severn Trent	10,623	375,228
Snam	74,003	376,543
SSE	14,060	353,957
Terna - Rete Elettrica Nazionale	42,037	378,466
United Utilities Group	26,861	375,458
Xcel Energy	5,864	382,919
		4,674,333
Total Common Stocks (cost $40,415,584)		44,049,115

Preferred Stocks — 0.76%
Consumer Staples — 0.75%
Henkel AG & Co. 2.21% ω	6,538	614,244
Consumer Non-Cyclical — 0.01%
True Religion Apparel 6.25% =, †, ω, π	2	10,280
Total Preferred Stocks (cost $556,468)		624,524

Exchange-Traded Funds — 7.94%
Vanguard Global ex-U.S. Real Estate ETF	430	20,171
Vanguard High Dividend Yield ETF	30,484	3,908,049
Vanguard International High Dividend Yield ETF	35,728	2,623,150
Total Exchange-Traded Funds (cost $5,642,869)		6,551,370

	Number of shares	Value (US $)

Short-Term Investments — 0.48%
Money Market Mutual Funds — 0.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	100,200	$ 100,200
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	100,200	100,200
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	100,200	100,200
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	100,200	100,200
Total Short-Term Investments (cost $400,800)		400,800
Total Value of Securities—99.11% (cost $77,540,651)		$81,782,877
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $1,917,643, which represented 2.32% of the Fund’s net assets. See Note 11 in “Notes to financial statements” and table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $18,235,881, which represents 22.10% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai PIK	2/7/22	$376,334	$1,036,225
New Cotai	9/29/20	2,791,169	344,216
Studio City International Holdings	8/5/20	364,276	450,983
True Religion Apparel	10/19/20	89,641	75,686
True Religion Apparel 6.25%	10/19/20	33,831	10,280
Westmoreland Coal	3/15/19	109	254
Total		$3,655,360	$1,917,644
The following futures contracts and swap contracts were outstanding at September 30, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	US Treasury 10 yr Notes	$(228,563)	$(228,339)	12/19/24	$—	$(224)	$906
1	US Treasury Long Bonds	124,188	124,797	12/19/24	—	(609)	(688)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	US Treasury Ultra Bonds	$(266,187)	$(267,963)	12/19/24	$1,776	$—	$1,563
Total Futures Contracts			$(371,505)		$1,776	$(833)	$1,781
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.42.V1[5] 6/20/29-Quarterly	60,000	5.000%	$(4,652)	$(4,266)	$(386)	$8
			(4,652)	(4,266)	(386)	8
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

Schedule of investments
Delaware Ivy Multi-Asset Income Fund
[1]	See Note 9 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(92).
[5]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BDC – Business Development Company
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
yr – Year

Summary of currencies:
EUR – European Monetary Unit
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Ivy Multi-Asset Income Fund	September 30, 2024
Assets:
Investments, at value*	$81,782,877
Foreign currencies, at valueΔ	72,550
Cash	57,138
Cash collateral due from brokers	13,855
Dividends and interest receivable	550,297
Receivable for securities sold	289,871
Foreign tax reclaims receivable	196,322
Receivable for fund shares sold	49,359
Prepaid expenses	48,885
Due from brokers	2,668
Variation margin due from broker on futures contracts	1,781
Variation margin due from broker on centrally cleared credit default swap contracts	8
Total Assets	83,065,611
Liabilities:
Payable for securities purchased	246,997
Payable for fund shares redeemed	188,006
Other accrued expenses	91,743
Investment management fees payable to affiliates	12,916
Distribution fees payable to affiliates	10,957
Total Liabilities	550,619
Total Net Assets	$82,514,992

Net Assets Consist of:
Paid-in capital	$91,686,491
Total distributable earnings (loss)	(9,171,499)
Total Net Assets	$82,514,992

Net Asset Value

Class A:
Net assets	$41,468,565
Shares of beneficial interest outstanding, unlimited authorization, no par	4,160,007
Net asset value per share	$9.97
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.58

Class C:
Net assets	$3,051,308
Shares of beneficial interest outstanding, unlimited authorization, no par	305,664
Net asset value per share	$9.98

Class I:
Net assets	$36,492,676
Shares of beneficial interest outstanding, unlimited authorization, no par	3,656,311
Net asset value per share	$9.98

Class R6:
Net assets	$1,439,545
Shares of beneficial interest outstanding, unlimited authorization, no par	144,487
Net asset value per share	$9.96

Class Y:
Net assets	$62,898
Shares of beneficial interest outstanding, unlimited authorization, no par	6,299
Net asset value per share	$9.99
*Investments, at cost	$77,540,651
ΔForeign currencies, at cost	69,586
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Ivy Multi-Asset Income Fund	Year ended September 30, 2024
Investment Income:
Interest	$2,769,647
Dividends	1,964,599
Foreign tax withheld	(102,303)
4,631,943

Expenses:
Management fees	654,933
Distribution expenses — Class A	107,577
Distribution expenses — Class C	35,393
Distribution expenses — Class Y	156
Audit and tax fees	98,444
Dividend disbursing and transfer agent fees and expenses	87,678
Registration fees	78,854
Accounting and administration expenses	69,339
Custodian fees	51,106
Reports and statements to shareholders expenses	40,826
Legal fees	39,930
Trustees’ fees	4,422
Other	76,407
1,345,065
Less expenses waived	(498,999)
Less expenses paid indirectly	(2,254)
Total operating expenses	843,812
Net Investment Income (Loss)	3,788,131

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,591,489)
Foreign currencies	(16,156)
Futures contracts	(16,140)
Swap contracts	(65)
Net increase from payment by affiliates[1]	18,379
Net realized gain (loss)	(1,605,471)

Net change in unrealized appreciation (depreciation) on:
Investments	12,761,108
Foreign currencies	19,162
Futures contracts	443
Swap contracts	(386)
Net change in unrealized appreciation (depreciation)	12,780,327
Net Realized and Unrealized Gain (Loss)	11,174,856
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,962,987
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Ivy Multi-Asset Income Fund
	Year ended
	9/30/24	9/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,788,131	$5,116,686
Net realized gain (loss)	(1,623,850)	(12,216,215)
Net increase from payment by affiliates[1]	18,379	—
Net change in unrealized appreciation (depreciation)	12,780,327	24,555,102
Net increase (decrease) in net assets resulting from operations	14,962,987	17,455,573

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,171,199)	(4,929,511)
Class C	(148,651)	(406,153)
Class I	(2,357,780)	(7,828,438)
Class R6	(67,643)	(101,902)
Class Y	(3,208)	(7,553)
	(4,748,481)	(13,273,557)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	3,743,497	4,227,541
Class C	148,019	174,156
Class I	2,652,136	4,457,791
Class R6	550,631	110,927

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,170,069	4,924,822
Class C	147,602	405,486
Class I	2,349,808	7,813,894
Class R6	67,643	101,902
Class Y	3,208	7,553
	11,832,613	22,224,072

	Year ended
	9/30/24	9/30/23
Cost of shares redeemed:
Class A	$(14,440,831)	$(21,938,170)
Class C	(1,557,611)	(1,649,817)
Class I	(28,976,112)	(57,003,573)
Class R6	(285,097)	(278,505)
Class Y	(5,000)	(40,657)
	(45,264,651)	(80,910,722)
Decrease in net assets derived from capital share transactions	(33,432,038)	(58,686,650)
Net Decrease in Net Assets	(23,217,532)	(54,504,634)

Net Assets:
Beginning of year	105,732,524	160,237,158
End of year	$82,514,992	$105,732,524
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Multi-Asset Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$8.94	$8.90	$11.28	$9.81	$10.58

0.37	0.34	0.34	0.37	0.39
1.15	0.60	(2.18)	1.53	(0.61)
1.52	0.94	(1.84)	1.90	(0.22)

(0.49)	(0.28)	(0.54)	(0.43)	(0.42)
—	(0.62)	—	—	(0.13)
(0.49)	(0.90)	(0.54)	(0.43)	(0.55)

—[2,3]	—	—	—	—

$9.97	$8.94	$8.90	$11.28	$9.81

17.33%[5]	10.53%	(16.99%)	19.57%	(2.10%)

$41,469	$45,306	$56,948	$87[6]	$88[6]
1.00%	1.06%	1.19%	1.17%	1.20%
1.53%	1.31%	1.36%	1.24%	1.27%
3.95%	3.59%	3.21%	3.38%	3.89%
3.42%	3.34%	3.04%	3.31%	3.82%
53%	51%	127%[8]	57%	71%

Financial highlights
Delaware Ivy Multi-Asset Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$8.95	$8.91	$11.27	$9.81	$10.58

0.30	0.27	0.26	0.29	0.32
1.14	0.59	(2.17)	1.51	(0.61)
1.44	0.86	(1.91)	1.80	(0.29)

(0.41)	(0.20)	(0.45)	(0.34)	(0.35)
—	(0.62)	—	—	(0.13)
(0.41)	(0.82)	(0.45)	(0.34)	(0.48)

—[2,3]	—	—	—	—

$9.98	$8.95	$8.91	$11.27	$9.81

16.38%[5]	9.65%	(17.54%)	18.56%	(2.85%)

$3,051	$3,927	$4,909	$8[6]	$10[6]
1.75%	1.82%	1.99%	1.95%	1.96%
2.28%	2.11%	2.18%	2.02%	2.03%
3.20%	2.83%	2.40%	2.61%	3.13%
2.67%	2.54%	2.21%	2.54%	3.06%
53%	51%	127%[8]	57%	71%

Financial highlights
Delaware Ivy Multi-Asset Income Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$8.95	$8.90	$11.28	$9.81	$10.59

0.40	0.37	0.39	0.42	0.43
1.14	0.60	(2.18)	1.53	(0.61)
1.54	0.97	(1.79)	1.95	(0.18)

(0.51)	(0.30)	(0.59)	(0.48)	(0.47)
—	(0.62)	—	—	(0.13)
(0.51)	(0.92)	(0.59)	(0.48)	(0.60)

—[2,3]	—	—	—	—

$9.98	$8.95	$8.90	$11.28	$9.81

17.57%[5]	10.95%	(16.64%)	20.08%	(1.76%)

$36,493	$55,473	$97,268	$211[6]	$220[6]
0.75%	0.75%	0.75%	0.75%	0.75%
1.28%	0.98%	1.05%	0.99%	0.99%
4.20%	3.94%	3.60%	3.81%	4.32%
3.67%	3.71%	3.30%	3.57%	4.08%
53%	51%	127%[8]	57%	71%

Financial highlights
Delaware Ivy Multi-Asset Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$8.94	$8.90	$11.28	$9.82	$10.59

0.40	0.37	0.39	0.43	0.44
1.14	0.60	(2.18)	1.51	(0.61)
1.54	0.97	(1.79)	1.94	(0.17)

(0.52)	(0.31)	(0.59)	(0.48)	(0.47)
—	(0.62)	—	—	(0.13)
(0.52)	(0.93)	(0.59)	(0.48)	(0.60)

—[2,3]	—	—	—	—

$9.96	$8.94	$8.90	$11.28	$9.82

17.65%[5]	10.91%	(16.60%)	19.95%	(1.66%)

$1,439	$969	$1,024	$2[6]	$3[6]
0.67%	0.75%	0.75%	0.75%	0.75%
1.20%	0.96%	0.92%	0.84%	0.84%
4.28%	3.89%	3.66%	3.91%	4.34%
3.75%	3.68%	3.49%	3.82%	4.25%
53%	51%	127%[8]	57%	71%

Financial highlights
Delaware Ivy Multi-Asset Income Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Rounds to less than $500 thousands.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$8.96	$8.90	$11.28	$9.82	$10.59

0.37	0.34	0.34	0.39	0.40
1.15	0.60	(2.17)	1.50	(0.61)
1.52	0.94	(1.83)	1.89	(0.21)

(0.49)	(0.26)	(0.55)	(0.43)	(0.43)
—	(0.62)	—	—	(0.13)
(0.49)	(0.88)	(0.55)	(0.43)	(0.56)

—[2,3]	—	—	—	—

$9.99	$8.96	$8.90	$11.28	$9.82

17.32%[5]	10.60%	(16.94%)	19.50%	(2.06%)

$63	$58	$88	$—[6,7]	$3[6]
1.00%	1.06%	1.16%	1.15%	1.15%
1.53%	1.27%	1.33%	1.22%	1.22%
3.95%	3.60%	3.23%	3.61%	3.95%
3.42%	3.39%	3.06%	3.54%	3.88%
53%	51%	127%[9]	57%	71%

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund	September 30, 2024
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 19 funds. These financial statements and the related notes pertain to Delaware Ivy Multi-Asset Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class I, Class R6, and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class I, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
1. Significant Accounting Policies (continued)
or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended September 30, 2024, and for all open tax years (years ended September 30, 2021–September 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended September 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds, in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
1. Significant Accounting Policies (continued)
such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays dividends quarterly. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended September 30, 2024, the Fund earned $1,784 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended
September 30, 2024, the Fund earned $470 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.61% of net assets over $2 billion and up to $3 billion, and 0.58% of net assets over $3 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.75% of the Fund’s Class A, Class C, Class I, and Class Y shares’ average daily net assets from October 1, 2023 through January 28, 2025, and 0.63% of the Fund’s Class R6 shares’ average daily net assets from January 29, 2024 through January 28, 2025. Prior to January 29, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.75% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from October 1, 2023 (except as noted) through January 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class I	Class R6	Class Y
1.00%	1.75%	0.75%	0.63%*	1.00%
*	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation for Class R6 shares was 0.75%.
DMC has entered into sub-advisory agreements with the following entities on behalf of the Fund: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of which is an affiliate of DMC (the “Affiliated Sub-Advisors”).
MIMAK is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.  MIMAK is responsible for the day-to-day management of the Fund.
MIMEL, is a part of MAM. Although DMC has principal responsibility for the Fund, DMC may seek investment advice and recommendations relating to fixed income securities from MIMEL and DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for fixed income securities in certain markets where DMC believes it will be beneficial to utilize MIMEL's specialized market knowledge.
MIMGL, is a part of MAM. Although DMC has principal responsibility for the Fund, MIMGL is responsible for managing the real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time and DMC may also seek investment advice and recommendations relating to fixed income securities from MIMGL, permit MIMGL to execute Fund equity security trades on behalf of DMC, permit MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where DMC believes it would be beneficial to utilize MIMGL's specialized market knowledge, and seek quantitative support from MIMGL.

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DMC pays each Affiliated Sub-Advisor a sub-advisory fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended September 30, 2024, the Fund paid $8,070 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended September 30, 2024, the Fund paid $6,121 for these services.
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.25% of the average daily net assets of the Class A, Class C, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended September 30, 2024, the Fund paid $9,812 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended September 30, 2024, DDLP earned $4,769 for commissions on sales of the Fund’s Class A shares. For the year ended September 30, 2024, DDLP received gross CDSC commissions of $139 and $77 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended September 30, 2024, DMC reimbursed the Fund $18,379 for trade errors. This amount is included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the year ended September 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$40,876,036
Purchases of US government securities	7,515,503
Sales other than US government securities	74,819,227
Sales of US government securities	8,480,606
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
3. Investments (continued)
shareholders. At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$77,279,611
Aggregate unrealized appreciation of investments and derivatives	$11,545,634
Aggregate unrealized depreciation of investments and derivatives	(7,036,524)
Net unrealized appreciation of investments and derivatives	$4,509,110
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$3,234,996	$—	$3,234,996
Common Stocks
Basic Industry	—	—	447,445	447,445
Capital Goods	452,763	—	—	452,763
Consumer Cyclical	—	—	75,686	75,686
Consumer Discretionary	3,605,295	—	—	3,605,295
Consumer Non-Cyclical	4,161,235	—	—	4,161,235
Consumer Staples	4,138,232	—	—	4,138,232
Energy	2,922,059	—	—	2,922,059
Financial Services	745,939	—	344,216	1,090,155
Healthcare	1,714,955	—	—	1,714,955
Industrials	5,491,169	—	—	5,491,169
Materials	5,120,493	—	—	5,120,493
Real Estate	379,497	—	—	379,497
Real Estate Operating Companies/Developer	337,962	—	—	337,962
REIT Diversified	1,294,954	—	—	1,294,954
REIT Healthcare	399,959	—	—	399,959
REIT Industrial	1,094,652	—	—	1,094,652
REIT Information Technology	1,164,651	—	—	1,164,651
REIT Lodging	185,787	—	—	185,787
REIT Mall	136,906	—	—	136,906
REIT Manufactured Housing	159,477	—	—	159,477
REIT Multifamily	1,085,924	—	—	1,085,924
REIT Office	323,546	—	—	323,546
REIT Retail	217,575	—	—	217,575
REIT Self-Storage	466,306	—	—	466,306
REIT Shopping Center	564,964	—	—	564,964
REIT Single Tenant	90,691	—	—	90,691
REIT Specialty	410,786	—	—	410,786
Technology	1,841,658	—	—	1,841,658

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Utilities	$4,674,333	$—	$—	$4,674,333
Convertible Bond	—	—	1,036,225	1,036,225
Corporate Bonds	—	24,595,543	—	24,595,543
Exchange-Traded Funds	6,551,370	—	—	6,551,370
Loan Agreements	—	309,957	—	309,957
Non-Agency Commercial Mortgage-Backed Securities	—	914,531	—	914,531
Preferred Stocks	614,244	—	10,280	624,524
US Treasury Obligations	—	65,816	—	65,816
Short-Term Investments	400,800	—	—	400,800
Total Value of Securities	$50,748,182	$29,120,843	$1,913,852	$81,782,877

Derivatives[1]
Assets:
Futures Contracts	$1,776	$—	$—	$1,776
Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(386)	$—	$(386)
Futures Contracts	(833)	—	—	(833)

[1]Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended September 30, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:
	Common Stocks	Convertible Bond	Corporate Bonds	Preferred Stock	Total
Balance as of 9/30/23	$1,229,647	$681,812	$—[1]	$10,280	$1,921,739
Sales	(1)	—	(193,000)	—	(193,001)
Net realized gain (loss)	—	—	193,000	—	193,000
Amortization	—	2,550	—	—	2,550
Corporate actions	—	24,447	—	—	24,447
Net change in unrealized appreciation (depreciation)	(362,299)	327,416	—	—	(34,883)
Balance as of 9/30/24	$867,347	$1,036,225	$—	$10,280	$1,913,852
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/24	$(362,299)	$327,416	$—	$—	$(34,883)
1The security was valued at zero on the “Schedules of investments” as of September 30, 2023 and is considered to be Level 3 investment in this table.
When market quotations are not readily available for one or more portfolio securities, the Fund's NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
3. Investments (continued)
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for the Fund is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value	Weighted Average of Unobservable Inputs based on Fair Value
Common Stocks	$522,877	Market approach	EV/Revenue multiple	0.42x-0.95x	0.87x
			EV/EBITDA multiple	4.31x-6.32x	4.60x
Common Stocks	344,216	Market approach	Control premium	20%	n/a
Convertible Bond	1,036,225	Market approach	Control premium	20%	n/a
Preferred Stocks	10,280	Market approach	EV/Revenue multiple	0.42x	n/a
			EV/EBITDA multiple	6.32x	n/a
Level 3 security with a total value of $254 has been valued using third party pricing information without adjustment and are excluded from the table above.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2024 and 2023 were as follows:
	Year ended
	9/30/24	9/30/23
Ordinary income	$4,748,481	$3,796,105
Long-term capital gains	—	9,477,452
Total	$4,748,481	$13,273,557

5. Components of Net Assets on a Tax Basis
As of September 30, 2024, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$91,686,491
Undistributed ordinary income	204,343
Capital loss carryforwards	(13,870,987)
Deferred directors fees	(4,735)
Unamortized organizational costs	(9,230)
Unrealized appreciation (depreciation) of investments and foreign currencies, and derivatives	4,509,110
Net assets	$82,514,992
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of futures contracts, tax recognition of unrealized gain on passive foreign investment companies, tax treatment of swap contracts, and tax treatment of partnerships.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of partnership non-deductible expenses, gain (loss) on foreign currency transactions, tax treatment of partnerships, swap contracts, passive foreign investment securities (PFICs), and paydown gains (losses) of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2024, the adjustments were to increase total distributable earnings (loss) and decrease paid-in-capital by $2,257.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At September 30, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 6,235,813	$7,635,174	$ 13,870,987

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	9/30/24	9/30/23
Shares sold:
Class A	397,303	453,351
Class C	15,608	18,436
Class I	280,451	473,912
Class R6	59,171	11,830

Shares issued upon reinvestment of dividends and distributions:
Class A	228,938	535,166
Class C	15,566	44,084
Class I	247,825	848,169
Class R6	7,131	11,066
Class Y	338	820
	1,252,331	2,396,834

Shares redeemed:
Class A	(1,532,140)	(2,321,389)
Class C	(164,146)	(175,175)
Class I	(3,069,489)	(6,050,863)
Class R6	(30,128)	(29,583)
Class Y	(506)	(4,236)
	(4,796,409)	(8,581,246)
Net decrease	(3,544,078)	(6,184,412)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended September 30, 2024 and 2023, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Class I Shares	Value
Year ended
9/30/24	8,049	10,844	10,850	8,041	$181,350
9/30/23	2,188	5,895	5,889	2,184	76,661
7. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares.

Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.
On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.
The Fund had no amounts outstanding as of September 30, 2024, or at any time during the year then ended.
8. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 8) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended September 30, 2024.
9. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
9. Derivatives (continued)
are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At September 30, 2024, the Fund posted $13,855 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended September 30, 2024, the Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended September 30, 2024, the Fund entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment

(receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended September 30, 2024, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.
During the year ended September 30, 2024, the Fund used CDS contracts to hedge against credit events.
Fair values of derivative instruments as of September 30, 2024 were as follows:
Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$1,776
	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due from broker on futures contracts*	$(833)	$—	$(833)
Variation margin due from broker on centrally cleared credit default swap contracts*	—	(386)	(386)
Total	$(833)	$(386)	$(1,219)

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
9. Derivatives (continued)
*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts were opened through September 30, 2024. Only current day variation margin is reported on the “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the year ended September 30, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(16,140)	$—	$(16,140)
Credit contracts	—	(65)	(65)
Total	$(16,140)	$(65)	$(16,205)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$443	$—	$443
Credit contracts	—	(386)	(386)
Total	$443	$(386)	$57
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended September 30, 2024:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$778,467	$424,640
CDS contracts (average notional amount)*	2,151	—
*Long represents buying protection and short represents selling protection.
 10. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended September 30, 2024, the Fund had no securities out on loan.

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
11. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more

Notes to financial statements
Delaware Ivy Multi-Asset Income Fund
11. Credit and Market Risks (continued)
senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
The Fund may invest in REITs and are subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended September 30, 2024. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Fund also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case the Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
12. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
13. Subsequent Events
On October 28, 2024, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 7. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 27, 2025.
Management has determined that no other material events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Ivy Funds and Shareholders of Delaware Ivy Multi-Asset Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Ivy Multi-Asset Income Fund (one of the funds constituting Ivy Funds, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the four years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the four years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended September 30, 2020 and the financial highlights for the year ended September 30, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated November 24, 2020 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agents, portfolio companies, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 27, 2024
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Delaware Ivy Multi-Asset Income Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended September 30, 2024, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	100.00%
(B) Qualifying Dividends[1]	7.50%

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on the Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended September 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 31.72%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
The percentage of the ordinary dividends reported by the Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section163(j) and the regulations thereunder is 58.33%.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Other Fund information (Unaudited)
Delaware Ivy Multi-Asset Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Ivy Multi-Asset Income Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager(s). The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including the Fund’s applicable portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading

Other Fund information (Unaudited)
Delaware Ivy Multi-Asset Income Fund
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023. The Board considered that the Fund was managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that the Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe, for the 3-year period was in the second quartile of its Performance Universe and for the since inception period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year and since inception periods was below the median of its Performance Universe and for the 3-year period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-year, and since inception periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns, including that the investment strategy was further changed effective February 2024 that was not reflected in the performance data.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the

Other Fund information (Unaudited)
Delaware Ivy Multi-Asset Income Fund
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(3972658)
ANN-IVYALT-1124
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Funds

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2024

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2024